Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth additional compensation information of our principal executive officer (PEO) and our other named executive officers (NEOs) (averaged) along with total shareholder return, net income, and company-wide pre-tax income performance results for our fiscal years ending in 2025, 2024, 2023, 2022, and 2021:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO (1) (2) ($)	Compensation Actually Paid to PEO (1) (2) ($)	Average Summary Compensation Table Total for Other NEOs (1) (2) ($)	Average Compensation Actually Paid to Other NEOs (1) (2) ($)	FAST Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) (4)	Net Income ($ in millions)	Company-Wide Pre-Tax Income (5) ($ in millions)
2025	4,183,328	4,866,551	1,503,614	1,461,327	185	219	1,258.4	1,655.0
2024	1,695,887	2,280,298	860,697	1,055,881	163	196	1,150.6	1,508.1
2023	3,115,507	5,360,613	1,449,743	1,757,205	143	172	1,155.0	1,522.0
2022	5,439,610	3,307,940	2,408,942	1,793,142	101	116	1,086.9	1,440.0
2021	2,423,614	5,572,876	1,358,039	2,295,107	134	134	925.0	1,207.8

Company Selected Measure Name	company-wide pre-tax income
Named Executive Officers, Footnote	Our PEO and Other NEOs for each reported fiscal year were:

Fiscal Year	PEO	Other NEOs
2025	Daniel L. Florness	Max H. Tunnicliff, Sheryl A. Lisowski, Jeffery M. Watts, Charles S. Miller, John L. Soderberg, and Holden Lewis (i)
2024	Daniel L. Florness	Holden Lewis, Jeffery M. Watts, Charles S. Miller, and William J. Drazkowski
2023	Daniel L. Florness	Holden Lewis, Charles S. Miller, Jeffery M. Watts, John L. Soderberg, and Terry M. Owen
2022	Daniel L. Florness	Holden Lewis, Terry M. Owen, Charles S. Miller, and Reyne K. Wisecup
2021	Daniel L. Florness	Holden Lewis, Jeffery M. Watts, Terry M. Owen, and William J. Drazkowski

(i)    Mr. Lewis resigned effective April 16, 2025.

Peer Group Issuers, Footnote	Our peer group used for the TSR calculation is the Dow Jones US Industrial Suppliers Index, which is the industry index used to show our performance in our Form 10-K.
PEO Total Compensation Amount	$ 4,183,328	$ 1,695,887	$ 3,115,507	$ 5,439,610	$ 2,423,614
PEO Actually Paid Compensation Amount	$ 4,866,551	2,280,298	5,360,613	3,307,940	5,572,876
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine compensation actually paid (CAP) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The PEO and NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments from the SCT total compensation to determine CAP in 2025:

Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	4,183,328	1,503,614
Adjustments for Stock and Option Awards
Subtract SCT amounts of stock and option awards	(861,387)	(293,381)
Add fair value as of the year-end of awards granted during 2025 that are outstanding and unvested at the end of 2025	970,714	275,959
Plus (Minus) change in fair value of awards between the end of 2024 and the end of 2025 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2025	596,285	118,354
Add vesting date fair value of awards granted and vesting during 2025	—	—
Plus (Minus) change in fair value from the end of 2024 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2025	(22,389)	(5,096)
Subtract fair value at end of 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2025	—	(138,123)
Add dividends or other income paid on stock or option awards in 2025 prior to vesting if not otherwise included in the SCT for the covered year	—	—
Compensation Actually Paid (as calculated)	4,866,551	1,461,327

Non-PEO NEO Average Total Compensation Amount	$ 1,503,614	860,697	1,449,743	2,408,942	1,358,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,461,327	1,055,881	1,757,205	1,793,142	2,295,107
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine compensation actually paid (CAP) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The PEO and NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments from the SCT total compensation to determine CAP in 2025:

Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	4,183,328	1,503,614
Adjustments for Stock and Option Awards
Subtract SCT amounts of stock and option awards	(861,387)	(293,381)
Add fair value as of the year-end of awards granted during 2025 that are outstanding and unvested at the end of 2025	970,714	275,959
Plus (Minus) change in fair value of awards between the end of 2024 and the end of 2025 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2025	596,285	118,354
Add vesting date fair value of awards granted and vesting during 2025	—	—
Plus (Minus) change in fair value from the end of 2024 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2025	(22,389)	(5,096)
Subtract fair value at end of 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2025	—	(138,123)
Add dividends or other income paid on stock or option awards in 2025 prior to vesting if not otherwise included in the SCT for the covered year	—	—
Compensation Actually Paid (as calculated)	4,866,551	1,461,327

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Fastenal and Peer Group TSR (1)
	(1) TSR in the above chart, in the case of both us and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income	CAP Versus Net Income and Company-Wide Pre-Tax Income
Compensation Actually Paid vs. Company Selected Measure	CAP Versus Net Income and Company-Wide Pre-Tax Income
Total Shareholder Return Vs Peer Group
CAP Versus Fastenal and Peer Group TSR (1)
	(1) TSR in the above chart, in the case of both us and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2020, including reinvestment of any dividends.
Tabular List, Table
The following table lists the most important financial performance measures we used to link CAP to the NEOs for fiscal 2025 to our performance:

PEO	CFO	Other NEOs
Company-wide pre-tax income	Company-wide pre-tax income	Company-wide pre-tax income
Working capital management	Company-wide net income	Working capital management
Working capital management

Total Shareholder Return Amount	$ 185	163	143	101	134
Peer Group Total Shareholder Return Amount	219	196	172	116	134
Net Income (Loss)	$ 1,258,400,000	$ 1,150,600,000	$ 1,155,000,000	$ 1,086,900,000	$ 925,000,000.0
Company Selected Measure Amount	1,655,000,000	1,508,100,000	1,522,000,000	1,440,000,000	1,207,800,000
PEO Name	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Non-GAAP Measure Description	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of fiscal 2020) through and including the end of each fiscal year reported in the table.
Measure:: 5
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2025 to Fastenal's performance, is company-wide pre-tax income. The 'income before income taxes' line item in our consolidated statements of income is equal to 'company-wide pre-tax income' and is calculated in conformity with U.S. GAAP.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (861,387)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,714
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,285
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,389)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax income
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (293,381)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,959
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,354
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,096)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,123)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
CFO [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax income
CFO [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
CFO [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Company-wide net income